Note 2 (Tables)	12 Months Ended
Dec. 31, 2021
Principles Of Consoldiation, Acounting policies and measurement bases applied and recent IFRS pronouncements [Abstract]
Depreciation rates for tangible assets [Table Text Block]	The tangible asset depreciation charges are recognized in the accompanying consolidated income statements under the heading "Depreciation and Amortization" (see Note 45) and are based on the application of the following depreciation rates (determined on the basis of the average years of estimated useful life of the various assets):

Depreciation rates for tangible assets
Type of assets	Annual Percentage
Buildings for own use	1% - 4%
Furniture	8% - 10%
Fixtures	6% - 12%
Office supplies and hardware	8% - 25%
Lease use rights	The lesser of the lease term or the useful life of the underlying asset

Hedging Intsruments Affected By IBOR [Table Text Block]
Below is the BBVA Group's exposure to financial assets and liabilities maturing after the transition dates of these IBORs to their corresponding RFRs. At the end of the year, thanks to efforts in remediation of contracts, the BBVA Group has transition fallbacks or a synthetic or statutory solution for all operations with EONIA and LIBOR EUR, CHF, GBP, JPY and USD (for terms of one week and two months) pending transition as of December 31, 2021. The table shows the gross amounts in the case of loans and advances to customers, asset and liability debt instruments, and deposits and, in the case of derivatives, their notional value is shown:

Millions of Euros
	Loans & Advances	Debt Securities Assets	Debt Securities Issued (Liabilities)	Deposits	Derivatives (notional)
EONIA with maturity > December 31, 2021	59	—	—	371	7,079
LIBOR ex USD & LIBOR USD 1W/2M with maturity > December 31, 2021	1,568	—	243	846	27,343
LIBOR USD with maturity > June 30, 2023	21,256	158	1,974	2,015	474,701
Total	22,883	158	2,217	3,232	509,122